Net Gain (Loss) On Equity Securities, Net - Summary Of Gain Loss On Investment (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Investments, Debt and Equity Securities [Abstract]
Unrealized gain on equity securities still held at the reporting date	¥ 45,804,034	$ 7,187,652	¥ 3,315,475,734	¥ 41,581,818
Net gain (loss) on equity securities sold during the period	(58,795,556)	(9,226,306)	37,905,479	44,430,100
Total	¥ (12,991,522)	$ (2,038,654)	¥ 3,353,381,213	¥ 86,011,918